INTANGIBLE ASSETS (Details 1) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 327,571	$ 327,571
2020	327,571	327,571
2021	327,571	327,571
2022	327,571	327,571
2023	191,083	272,976
Intangible Assets Net	$ 1,501,367	$ 1,583,260